Consolidated Statements of Income and Comprehensive Income (Hong Kong Wetouch Electronics Technology Limited) - Hong Kong Wetouch Electronics Technology Limited [Member] - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
REVENUES	$ 40,004,103	$ 36,745,376
COST OF REVENUES	(20,265,509)	(20,404,903)
GROSS PROFIT	19,738,594	16,340,473
OPERATING EXPENSES
Selling expenses	(270,752)	(214,187)
General and administrative expenses	(2,330,322)	(1,579,684)
Research and development expenses	(136,433)	(169,171)
Total operating expenses	(2,737,507)	(1,963,042)
INCOME FROM OPERATIONS	17,001,087	14,377,431
OTHER INCOME (EXPENSES)
Interest income	76,201	50,108
Interest expense	(16,884)	(741,936)
Government grant	249,330	252,264
Late penalty on debt	(868,546)
TOTAL OTHER (EXPENSES), NET	(559,812)	(439,564)
INCOME BEFORE INCOME TAX EXPENSE	16,441,275	13,937,867
INCOME TAX EXPENSE	(2,724,662)	(2,136,180)
NET INCOME	13,716,613	11,801,687
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation adjustment	(844,192)	(1,633,382)
COMPREHENSIVE INCOME	$ 12,872,421	$ 10,168,305
EARNINGS PER COMMON SHARE
Basic and diluted	$ 1,371.7	$ 1,180.2
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING
Basic and diluted	10,000	10,000